Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	10
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$282,097,246.91	0.7728692	$255,633,864.90	0.7003668	$26,463,382.01
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$822,937,246.91	0.7219761	$796,473,864.90	0.6987594	$26,463,382.01

Weighted Avg. Coupon (WAC)	3.29%		3.28%
Weighted Avg. Remaining Maturity (WARM)	50.93		50.00
Pool Receivables Balance	$872,294,290.09		$844,549,769.73
Remaining Number of Receivables	54,287		53,548

Adjusted Pool Balance	$840,164,051.25		$813,700,669.24

III. COLLECTIONS

Principal:
Principal Collections	$26,453,942.92
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$674,929.35
Total Principal Collections	$27,128,872.27

Interest:
Interest Collections	$2,307,124.12
Late Fees & Other Charges	$43,028.07
Interest on Repurchase Principal	$-
Total Interest Collections	$2,350,152.19

Collection Account Interest	$878.38
Reserve Account Interest	$90.11
Servicer Advances	$-

Total Collections	$29,479,992.95

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	10
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$29,479,992.95
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,479,992.95

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$726,911.91		$726,911.91	$726,911.91
Collection Account Interest					$878.38
Late Fees & Other Charges					$43,028.07
Total due to Servicer					$770,818.36

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$108,137.28		$108,137.28
Class A-3 Notes		$229,100.00		$229,100.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$464,716.28		$464,716.28	$464,716.28

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$28,109,181.31

9. Regular Principal Distribution Amount:					$26,463,382.01

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$26,463,382.01
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$26,463,382.01		$26,463,382.01
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$26,463,382.01		$26,463,382.01

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,645,799.30

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$32,130,238.84
Beginning Period Amount	$32,130,238.84
Current Period Amortization	$1,281,138.35
Ending Period Required Amount	$30,849,100.49
Ending Period Amount	$30,849,100.49
Next Distribution Date Amount	$29,593,555.93

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	10
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.05%	2.12%	2.12%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.97%	52,999	98.67%	$833,293,322.71
30 - 60 Days	0.77%	413	1.02%	$8,618,737.96
61 - 90 Days	0.21%	113	0.26%	$2,197,673.94
91 + Days	0.04%	23	0.05%	$440,035.12
		53,548		$844,549,769.73
Total
Delinquent Receivables 61 + days past due	0.25%	136	0.31%	$2,637,709.06
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	128	0.28%	$2,434,300.99
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	134	0.30%	$2,669,377.47
Three-Month Average Delinquency Ratio	0.24%		0.30%

Repossession in Current Period		36		$789,923.36
Repossession Inventory		103		$576,106.98

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,290,577.44
Recoveries				$(674,929.35)
Net Charge-offs for Current Period				$615,648.09

Beginning Pool Balance for Current Period				$872,294,290.09

Net Loss Ratio				0.85%
Net Loss Ratio for 1st Preceding Collection Period				0.87%
Net Loss Ratio for 2nd Preceding Collection Period				0.84%
Three-Month Average Net Loss Ratio for Current Period				0.85%

Cumulative Net Losses for All Periods				$5,619,438.14
Cumulative Net Losses as a % of Initial Pool Balance				0.47%

Principal Balance of Extensions				$3,177,419.65
Number of Extensions				151